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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  ];  Amendment Number:
   This Amendment (Check only one.):        [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     JVL Advisors, L.L.C.
Address:  700 Louisiana, Suite 2610
          Houston, Texas  77002

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        John V. Lovoi
Title:       Co-Manager
Phone:       713-238-2050

Signature, Place, and Date of Signing:

/s/ John V. Lovoi              Houston, Texas                 January 21, 2004
     [Signature]                [City, State]                       [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       -0-

Form 13F Information Table Entry Total:  14

Form 13F Information Table Value Total:  $2,072 (thousands)



List of Other Included Managers:

None
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADAMS RES & ENERGY INC COM NEW COM              006351308      234    17300 SH       SOLE                    17300
CE FRANKLIN LTDCMN             COM              125151100       46    22000 SH       SOLE                    22000
GASCO ENERGY INC COM           COM              367220100      133   103900 SH       SOLE                   103900
HARVEST NATURAL RES COM        COM              41754v103      298    30000 SH       SOLE                    30000
INPUT/OUTPUT INC               COM              457652105       45    10000 SH       SOLE                    10000
MIRANT CORPCMN                 COM              604675108        8    20000 SH       SOLE                    20000
OIL STS INTL INC DEL COM       COM              678026105      223    16000 SH       SOLE                    16000
PETROKAZAHKSTAN INC COM        COM              71649p102      259    11500 SH       SOLE                    11500
PLAINS EXPL AND PRODCTN        COM              726505100      200    13000 SH       SOLE                    13000
QUANTA SERVICES INC            COM              74762e102       91    12500 SH       SOLE                    12500
SYNTROLEUM CORP                COM              871630109       43    10000 SH       SOLE                    10000
TOREADOR RES CORP COM          COM              891050106       78    16700 SH       SOLE                    16700
USEC INC                       COM              90333e108      233    27700 SH       SOLE                    27700
WILLBROS GROUP INC   COM       COM              969199108      180    15000 SH       SOLE                    15000